Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 (Reconciliation of Net Assets Available for Benefits) (Details) - EBP-58-1533433-004 [BSSP] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits	$ 2,689,497	$ 2,527,465
Distributions payable to participants	(39)	(251)
Net Assets Available for Benefits per the Form 5500	$ 2,689,458	$ 2,527,214